Net sales (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of Net Sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Wholesale	186,021	109,374	338,276	200,101
Direct-to-Customer	105,641	65,688	189,067	115,353
Net sales	291,662	175,062	527,343	315,454

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Shoes	280,621	166,840	503,123	298,536
Apparel	9,204	7,013	20,563	14,850
Accessories	1,837	1,209	3,657	2,068
Net sales	291,662	175,062	527,343	315,454
Net sales by geographic regions (based on location of customers):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in thousands)	2022	2021	2022	2021

Europe	83,293	70,862	158,234	127,920
North America	181,673	89,720	320,114	163,943
Asia-Pacific	17,916	11,772	34,351	19,046
Rest of World	8,780	2,708	14,644	4,545
Net sales	291,662	175,062	527,343	315,454